UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  August 10, 2004

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  44
Form 13F Information Table Value Total:  $106,165
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE

                                                       VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
A T & T Corp                  COM            001957505 3279      224140    SH        SOLE                213440              10700
A T & T WIRELESS SVCS         COM            00209A106 783       54705     SH        SOLE                37125               17580
ABITIBI CONS INC              COM            003924107 423       61530     SH        SOLE                45050               16480
ALTRIA GROUP INC              COM            718154107 200       4000      SH        SOLE                4000                0
APACHE CORP                   COM            037411105 691       15878     SH        SOLE                11044               4834
AQUA AMERICA INC              COM            03836W103 3936      196309    SH        SOLE                187498              8811
BANK OF AMERICA CORP          COM            060505104 3318      39216     SH        SOLE                37476               1740
BP PLC ADR                    ADR            055622104 641       11962     SH        SOLE                9042                2920
BRISTOL-MEYERS SQUIBB CO      COM            110122108 3589      146470    SH        SOLE                139970              6500
CADBURY SCHWEPPES ADR         COM            127209302 715       20370     SH        SOLE                15080               5290
CHARTER COMMUNICATIONS        COM            16117M107 448       114580    SH        SOLE                82780               31800
CHESAPEAKE ENERGY             COM            165167107 611       41480     SH        SOLE                31560               9920
CHOICE HOTELS INTL NEW        COM            169905106 454       9060      SH        SOLE                6640                2420
DEVON ENERGY CORP NEW         COM            25179M103 6229      94380     SH        SOLE                89950               4430
EASTMAN KODAK COMPANY         COM            277461109 3796      140700    SH        SOLE                134260              6440
EL PASO CORPORATION           COM            28336L109 520       66020     SH        SOLE                50030               15990
FRESH DEL MONTE PRD ORDF      COM            G36738105 3405      134740    SH        SOLE                128010              6730
GENERAL MILLS INC             COM            370334104 3668      77180     SH        SOLE                74830               2350
GLOBAL SANTA FE               COM            3930E1017 4250      160370    SH        SOLE                152790              7580
GOODYEAR TIRE & RUBBER        COM            382550101 5820      640290    SH        SOLE                609490              30800
GUIDANT CORP                  COM            401698105 637       11400     SH        SOLE                8360                3040
HALLIBURTON CO HLDG CO        COM            406216101 595       19670     SH        SOLE                14840               4830
HASBRO INC                    COM            418056107 6003      315960    SH        SOLE                300260              15700
HOST MARIOTT CORP REIT        COM            44107P104 5842      472620    SH        SOLE                454170              18450
JETBLUE AIRWAYS CORP          COM            477143101 427       14540     SH        SOLE                10640               3900
JOHNSON & JOHNSON             COM            478160104 521       9350      SH        SOLE                9350                0
KIMBERLY CLARK CORP           COM            494368103 623       9450      SH        SOLE                6450                3000
KING PHARMACEUTICALS          COM            495582108 3362      293660    SH        SOLE                280560              13100
KONINKLIJKE AHOLD NV ADR NEW  SPONSORED ADR  500467303 1811      229341    SH        SOLE                217621              11720
KRAFT FOODS INC               COM            50075N104 4407      139095    SH        SOLE                132805              6290
LINENS'N THINGS               COM            535679104 3840      131020    SH        SOLE                125260              5760
MATTEL INCORPORATED           COM            577081102 533       29190     SH        SOLE                21800               7390
MC DONALDS CORP               COM            580135101 671       25800     SH        SOLE                19350               6450
MERCK & CO                    COM            589331107 323       6800      SH        SOLE                6800                0
NEWELL RUBBERMAID INC         COM            651229106 3883      165253    SH        SOLE                158003              7250
PEPSICO INC                   COM            713448108 643       11925     SH        SOLE                8415                3510
PHELPS DODGE                  COM            717265102 5027      64860     SH        SOLE                61890               2970
SCHOLASTIC CORP               COM            807066105 558       18620     SH        SOLE                13580               5040
SMITHFIELD FOODS INC          COM            832248108 7221      245620    SH        SOLE                234810              10810
SUNOCO INC                    COM            86764P109 5951      93545     SH        SOLE                89235               4310
TOYS R US INC HOLDING CO      COM            892335100 683       42900     SH        SOLE                30190               12710
UNIVISION COMMUNICATIONS INC  COM            914906102 558       17480     SH        SOLE                13370               4110
WEIGHT WATCHER INTLINC NEW    COM            948626106 4656      118960    SH        SOLE                113330              5630
WINN-DIXIE STORES INC         COM            974280109 614       85380     SH        SOLE                65180               20200

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